UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  028-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

 /s/    James Crichton     New York, New York     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $3,138,845 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    78013  1300000 SH       SOLE                  1300000        0        0
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -   G0457F107   292799 14262000 SH       SOLE                 14262000        0        0
BORGWARNER INC                 COM              099724106    41431   650000 SH  CALL SOLE                   650000        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109   208921  8104000 SH       SOLE                  8104000        0        0
DOMINOS PIZZA INC              COM              25754A201   188472  5551447 SH       SOLE                  5551447        0        0
FAMILY DLR STORES INC          COM              307000109   203373  3527105 SH       SOLE                  3527105        0        0
FRESH MKT INC                  COM              35804H106   131793  3303080 SH       SOLE                  3303080        0        0
GOOGLE INC                     CL A             38259P508   313262   485000 SH       SOLE                   485000        0        0
ITC HLDGS CORP                 COM              465685105    22764   300000 SH       SOLE                   300000        0        0
LAS VEGAS SANDS CORP           COM              517834107    34184   800000 SH       SOLE                   800000        0        0
LULULEMON ATHLETICA INC        COM              550021109    52259  1120000 SH       SOLE                  1120000        0        0
MICHAEL KORS HLDGS LTD         SHS              G60754101    10900   400000 SH       SOLE                   400000        0        0
MOLSON COORS BREWING CO        CL B             60871R209    23250   534000 SH       SOLE                   534000        0        0
MSC INDL DIRECT INC            CL A             553530106    60818   850000 SH       SOLE                   850000        0        0
PEPSICO INC                    COM              713448108   159572  2405000 SH       SOLE                  2405000        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104   149055  7054200 SH       SOLE                  7054200        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106   257544  9800000 SH       SOLE                  9800000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   451800  3600000 SH  CALL SOLE                  3600000        0        0
TRIPADVISOR INC                COM              896945201    42857  1700000 SH       SOLE                  1700000        0        0
TUPPERWARE BRANDS CORP         COM              899896104    54200   968380 SH       SOLE                   968380        0        0
WAL MART STORES INC            COM              931142103    89042  1490000 SH  CALL SOLE                  1490000        0        0
WESCO AIRCRAFT HLDGS INC       COM              950814103    50364  3600000 SH       SOLE                  3600000        0        0
WILLIAMS COS INC DEL           COM              969457100    60922  1845000 SH       SOLE                  1845000        0        0
WILLIAMS COS INC DEL           EX DISTRIB       969457142   161250  5970000 SH       SOLE                  5970000        0        0